Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income (loss) before tax consists of the following (in millions)

	Year Ended December 31,
	2021	2020
United States	$(371.3)	$(143.2)
Foreign	0.6	—

Total	$(370.7)	$(143.2)

Schedule of Effective Income Tax Rate Reconciliation
The components of the total provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2021	2020
Loss before income taxes	$(370.7)	$(143.2)
Income tax benefit from statutory rate	(77.9)	(30.1)
Effect of:
Meals, entertainment & parking	0.1	0.1
Deferred compensation	27.8	8.1
Transaction costs	0.1	0.1
State taxes	(7.2)	(1.1)
Non-deductible interest	5.5	—
Increase in valuation allowance	53.4	19.9
Other	(1.1)	1.2

Income taxes expense (benefit)	$0.7	$(1.8)

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes are as follows (in millions):

	Year Ended December 31,
	2021	2020
Income tax applicable to:
Current
State	$0.2	$0.2
Foreign	0.5	—

Total current provision	$0.7	$0.2
Deferred
Federal	$—	$(1.9)
State	—	(0.1)

Total deferred provision	$—	$(2.0)

Total provision for income taxes	$0.7	$(1.8)

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in millions):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$87.4	$35.4
Provision for commission	—	5.4
Intangible assets	3.5	3.1
Research and development credit	2.4	0.2
Deferred compensation	2.2	0.3
Unearned premium reserve	1.2	1.0
Loss reserve discount	0.6	0.1
Unrealized losses	0.2	—
Deferred rent	0.2	0.1
Other accruals	3.5	0.9
Interest expense limitation	—	0.6

Total deferred tax assets	$101.2	$47.1
Valuation allowance	(93.2)	(39.6)

Total deferred income tax assets	$8.0	$7.5
Deferred tax liabilities
Property and equipment	$0.3	$0.1
Provision for commission	0.2	—
Capitalized software	6.1	3.3
Acquired intangibles	0.2	0.5
Unrealized gains	—	0.4
Spinnaker stepped-up adjustment	—	2.9
Deferred acquisition costs	0.9	0.3
Other	0.3	—

Total deferred tax liabilities	$8.0	$7.5

Deferred income tax assets, net	$—	$—

Summary of Operating Loss Carryforwards	Components of the NOL carryforwards are as follows (in millions):

	20-year Carryforward Expires in 2035 - 2041	Indefinite Carryforward Period	Total
U.S. Federal	$62.4	$310.5	$372.9
U.S. State	136.3	—	136.3

Balance as of December 31, 2021	$198.7	$310.5	$509.2